Parent Only Financial Information (Condensed Statements of Financial Condition) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Assets
Cash and cash equivalents	$ 3,147	$ 2,477	$ 1,841
Loans receivable, net of allowance for loan losses of $740 and $923, respectively	223,786	207,996
Other assets	2,029	2,067
Total assets	273,344	258,255
Liabilities and Stockholders' Equity [Abstract]
Other liabilities	2,452	2,098
Stockholders' equity	23,876	22,735	21,958
Total liabilities and stockholders' equity	273,344	258,255
Parent Company [Member]
Assets
Cash and cash equivalents	398	844	337
Investment in Bank	21,775	20,318
ESOP loan receivable	1,487	1,509
Other assets	295	154
Total assets	23,955	22,825
Liabilities and Stockholders' Equity [Abstract]
Other liabilities	79	90
Stockholders' equity	23,876	22,735
Total liabilities and stockholders' equity	$ 23,955	$ 22,825